UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05128

The Swiss Helvetia Fund, Inc.

(Exact name of registrant as specified in charter)

1270 Avenue of the Americas, Suite 400

New York, NY 10020

(Address of principal executive offices) (Zip code)

Rudolf Millisits, CEO

Hottinger Capital Corp.

1270 Avenue of the Americas, Suite 400

New York, NY 10020

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-332-2760

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 through June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2011 TO JUNE 30, 2012

6/30/11- 6/30/12—ORDINARY GENERAL MEETINGS

Ticker	ISIN	HOLDINGS	Date of AGM 2012	Agenda	Proposed by the issuer (I) or the shareholder (S)	Whether the fund cast its vote on the matter	How did the Fund vote	Whether the fund cast its vote For or Against board

Banks
CSGN	CH0012138530	Credit Suisse Group	4/27/2012		I	Yes		For
				1.2 Consultative vote on the 2011 remuneration report			Yes
				1.3 Approval of the annual report, the parent company’s 2011 financial statements and the Group’s 2011 consolidated financial statements			Yes
				2. Discharge of the acts of the Members of the Board of Directors and Executive Board			Yes
				3.1 Resolution on the appropriation of retained earnings			Yes
				3.2 Resolution on the distribution Against reserves from capital contributions in the Form of either a scrip dividend or a cash distribution			Yes
				4.1 Creation of conversion capital			Yes
				4.2 Increase of and amendment to the authorized capital			Yes
				5.1 Re-election of Walter B. Kielholz to the Board of Directors			Yes
				5.1.2 Re-election of Andreas N. Koopmann to the Board of Directors			Yes
				5.1.3 Re-election of Richard E. Thornburgh to the Board of Directors			Yes
				5.1.4 Re-election of John I. Tiner to the Board of Directors			Yes
				5.1.5 Re-election of Urs Rohner to the Board of Directors			Yes
				5.1.6 Election of Iris Bohnet to the Board of Directors			Yes
				5.1.7 Election of Jean-Daniel Gerber to the Board of Directors			Yes
				5.2 Election of the independent auditors			Yes
				5.3 Election of the special auditors			Yes
				6. If voting or elections take place on proposals submitted during the Annual General Meeting itself as defined in art. 700 paras. 3 and 4 of the Swiss Code of Obligations, I hereby instruct the independent proxy to vote in favor of the proposal of the Board of Directors			Against

UBSN	CH0024899483	UBS AG	5/3/2012		I	Yes		For
				1.1 Approval of annual report and group and parent bank accounts			Yes
				1.2 Advisory vote on the compensation report 2011			Yes
				2. Appropriation of retained earnings and distribution			Yes
				3. Discharge of the members of the board of directors and the group executive board For the financial year 2011			Yes
				4.1.1 Re-election of director: Mr. Michel Demare			Yes
				4.1.2 Re-election of director: Mr. David Sidwell			Yes
				4.1.3 Re-election of director: Mr. Rainer Marc Frey			Yes
				4.1.4 Re-election of director: Mrs. Ann F. Godbehere			Yes
				4.1.5 Re-election of director: Mr. Axel P. Lehmann			Yes
				4.1.6 Re-election of director: Mr. Wolfgang Mayrhuber			Yes
				4.1.7 Re-election of director: Mr. Helmut Panke			Yes
				4.1.8 Re-election of director: Mr. William G. Parrett			Yes
				4.1.9 Re-election of director: Mr. Joseph Yam			Yes
				4.2.1 Election of director: Mrs. Isabelle Romy			Yes
				4.2.2 Election of director: Mrs. Beatrice Weder di Mauro			Yes
				4.2.3 Election of director: Mr Axel A. Weber			Yes
				4.3 Re-election of the auditors, Ernst & Young Ltd., Basel			Yes
				4.4 Re-election of the special auditors BDO AG, Zurich			Yes
				5. Increase of conditional capital and approval of amended article 4a para.1 of the articles of association			Yes
				6.1 Amendments of the articles of association: deletion of article 37 of the articles of association			Yes
				6.2 Amendments of the articles of association: deletion of article 38 of the articles of association			Yes
				7. In case of ad-hoc motions during the annual general meeting, I/we authorize my/our proxy to act			Against

Biotechnology
ADXN	CH0029850754	Addex Pharmaceuticals	5/9/2012		I	Yes		For
				1. Approval of the Annual Report, the Annual Financial Statements and the Consolidated Financial Statements For the business year 2011			Yes
				2. Appropriation of the results			Yes
				3. Discharge to the members of the Board of Directors and the Executive Management			Yes
				4.1.1 The Board of Directors proposes to re-elect: Andre J. Mueller For a term of 3 years			Yes
				4.1.2 The Board of Directors proposes to re-elect: Vincent Lawton For a term of 3 years			Yes
				4.2 The Board of Directors proposes to elect Bharatt Chowrira For a term of 3 years as new member of the Board of Directors			Yes
				5. The Board of Directors proposes the re-election of PricewaterhouseCoopers SA, Geneva, as Auditors For the business year 2012			Yes
				6.1 Change of Name (Article 1 of the Articles ofAssociation): The Board of Directors proposes to change the name of the Company to Addex Therapeutics Ltd (Addex Therapeutics SA) and accordingly to amend Article 1 of the Articles of Association			Yes
				6.2 Increase of the Authorized Share Capital (Article 3b of the Articles of Association)			Yes
				6.3 Extension and increase of the Conditional Share Capital (Article 3c of the Articles of Association)			Yes
				6.4 Creation and issue of new bons de jouissance(Genussscheine) (Article 3a of the Articles ofAssociation)			Yes
				7. Miscellaneous			Against

BTHIV	FI0009011571	Biotie Therapies	3/29/2012		I	Yes		For
				7. Adoption of the financial statements			Yes
				8. Booking of the loss of the financial year. Board proposes that the loss shall be transferred to the unrestricted equity and no dividend be paid			Yes
				9. Resolution on the discharge of the members of the board of directors and the managing director from liability			Yes
				10. Resolution on the remuneration of the members of the board of directors			Yes
				11. Resolution on the number of members of the board of directors. Basis of the recommendation of the nomination and remuneration committee, the board proposes that number of members would be seven (7)			Yes
				12. Election of members of the board of directors. Basis of the recommendation of the nomination and remuneration committee, the board proposes that P.Fellner, W.M.Burns, M.Karhapaa, B.Kastler, I.Kola, G.Magni and J.S.Shannon be re-elected			Yes
				13.Resolution on the remuneration of the auditors			Yes
				14. Election of the auditors. Basis of the recommendation of the audit committee the board proposes that PricewaterhouseCoopers Oy be re-elected as auditor			Yes
				15. Authorising the board of directors to decide on the issuance of shares as well as the issuance of options and other rights entitling to shares			Yes

Chemicals
CLN	CH0012142631	Clarient AG	3/27/2012		I	Yes		For
				1.1 Approval of the Annual Report and Financial Statements of Clariant Ltd including the Group’s Consolidated Financial Statements For the financial year 2011, and acknowledgment of the reports of the statutory auditor			Yes
				1.2 Consultative vote on the 2011 Compensation Report			Yes
				2. Discharge of the company’s corporate bodies			Yes
				3. Appropriation of the annual profit of Clariant Ltd			Yes
				4. Reduction of share capital via par value repayment			Yes
				5. Motion to amend the Articles of Association: Waiving of the restriction on voting rights: Article12 para. 1 - 3			Yes
				6. Re-election of the Auditors For 2012: the Board of Directors proposes the reelection of PricewaterhouseCoopers AG as auditor For 2012			Yes

GIVN	CH0010645932	Givaudan SA	3/22/2012		I	Yes		For
				1. Approval of the annual report, including the annual financial statements, the compensation report and the consolidated financial statements 2011			Yes
				2. Consultative vote on the compensation policy asset out in the compensation report			Yes
				3. Discharge of the Board of Directors			Yes
				4. Decision regarding the appropriation of available earnings and distribution out of reserves For additional paid-in capital			Yes
				5.1 Election of member of the Board of Directors: To re-elect Dr Jurg Witmer For a term of three years in accordance with the Articles of Incorporation			Yes
				5.2 Election of member of the Board of Directors: To re-elect Mr. Andre Hoffmann For a term of three years in accordance with the Articles of Incorporation			Yes
				5.3 Election of member of the Board of Director: To re-elect Mr. Thomas Rufer For a term of three years in accordance with the Articles of Incorporation			Yes
				6. Election of the statutory auditors: To re-elect Deloitte SA as the statutory auditors For the financial year 2012			Yes
				7. Ad-Hoc			Against

SYNN	CH0011037489	Syngenta AG	4/24/2012		I	Yes		For
				1.1 Approval of the annual report, including the annual financial statements and the group consolidated financial statements For the year 2011			Yes
				1.2 Consultative vote on the compensation system			Yes
				2. Discharge of the members of the board of directors and the executive committee			Yes
				3. Reduction of share capital by cancellation of repurchased shares			Yes
				4. Appropriation of the available earnings as per balance sheet 2011 and dividend decision			Yes
				5. Approval of a share repurchase program			Yes
				6. Partial revision of the articles of incorporation: Deletion of provisions concerning contribution in kind and merger			Yes
				7.1 Re-election of the board of director: Stefan Borgas			Yes
				7.2 Re-election of the board of director: Peggy Bruzelius			Yes
				7.3 Re-election of the board of director: David Lawrence			Yes
				7.4 Re-election of the board of director: Juerg Witmer			Yes
				7.5 Election of the board of director: Vinita Bali			Yes
				7.6 Election of the board of director: Gunnar Brock			Yes
				7.7 Election of the board of director: Michel Demare			Yes
				8. Election of the external auditor: Ernst and Young AG			Yes
				9. Ad-Hoc			Against

Financial Services
ALLN	CH0008837566	Allreal Holding AG	3/30/2012		I	Yes		For
				1. Approval of the annual report, the annual accounts and the consolidated accounts 2011			Yes
				2. Distribution of balance sheet profit 2011			Yes
				3. Shareholder distribution			Yes
				4. Discharge to the board of directors and of the management			Yes
				5.1.1 Election of the board of directors: Re-election of Dr. Thomas Lustenberger			Yes
				5.1.2 Election of the board of directors: Re-election of Dr. Rudolf W. Hug			Yes
				5.1.3 Election of the board of directors: New-election of Dr. Rer. Pol. Ralph-Thomas Honegger			Yes
				5.2 Re-election of the auditors: KPMG Ag, Zurich			Yes
				6. Amendments of the articles of incorporation			Yes

Construction and Materials
BEAN	CH0001503199	Belimo Holding AG	4/2/2012		I	Yes		For
				1. Approval of the annual report including the financial statements, management report and consolidated financial statements For 2011. Acceptance of the reports of the statutory auditor KPMG AG			Yes
				2. Resolution on the appropriation of available earnings			Yes
				3. Advisory vote on compensation system and compensation For the financial year 2011			Yes
				4. Discharge of the Board of Directors			Yes
				5.1 Election of the Board of Directors: Mr. Werner Buck			Yes
				5.2 Election of the Board of Directors: Mr. Martin Hess			Yes
				5.3 Election of the Board of Directors: Mr. Walter Linsi			Yes
				5.4 Election of the Board of Directors: Mr. Prof. Dr. Hans Peter Wehrli			Yes
				5.5 Election of the Board of Directors: Mr. Dr. Martin Zwyssig			Yes
				6. The Board of Directors proposes that the mandate of KPMG AG as statutory auditor For the financial statements and the consolidated financial statements of BELIMO Holding AG be renewed For a further year			Yes

GEBN	CH0030170408	Geberit AG	4/4/2012		I	Yes		For
				1.1 Approval of the annual report, the financial statements and the consolidated financial statements For 2011, acceptance of the auditor’s report			Yes
				1.2 Consultative vote on the remuneration system and the remunerations For 2011			Yes
				2. Resolution on the appropriation of available earnings and distribution from capital contribution reserves			Yes
				3. Formal approval of the actions of the board of directors			Yes
				4.1 Elections to the board of director: Re-election of Susanne Ruoff			Yes
				4.2 Elections to the board of director: Election of Jorgen Tang-Jensen			Yes
				4.3 Elections to the board of director: Election of Jeff Song			Yes
				5. Appointment of the auditors / PricewaterhouseCoopers AG			Yes
				6. Reduction in capital			Yes
				7. Ad-Hoc			Against

HOLN	CH0012214059	Holcin Ltd	4/12/2012		I	Yes		For
				1.1 Approval of the annual report, annual consolidated financial statements of the Group and annual financial statements of Holcim Ltd			Yes
				1.2 Advisory vote on remuneration report			Yes
				2. Discharge of the members of the Board of Directors and the persons entrusted with management			Yes
				3.1 Appropriation of retained earnings			Yes
				3.2 Determination of the payout from capital contribution reserves			Yes
				4.1.1 Re-election of member of the Board of Directors : Mr. Adrian Loader			Yes
				4.1.2 Re-election of member of the Board of Directors : Dr. h.c. Thomas Schmidheiny			Yes
				4.1.3 Re-election of member of the Board of Directors : Dr. Dieter Spalti			Yes
				4.2 Election to the Board of Directors : Prof. Dr. Ing. Wolfgang Reitzle			Yes
				4.3 Re-election of the auditors: Ernst & Young Ltd			Yes

SIK	CH0000587979	Sika AG	4/17/2012		I	Yes		For
				1. Approval of the Annual Report, annual financial statements and consolidated financial statements For 2011			Yes
				2. Proposed appropriation of the retained earnings of Sika AG			Yes
				3. Granting discharge to the administrative bodies			Yes
				4.1.1 The Board of Directors proposes that incumbent member of the Board Paul Halg be re-elected For a further three-year term of office			Yes
				4.1.2 The Board of Directors proposes that incumbent member of the Board Daniel J. Sauter be re-elected For a further three-year term of office			Yes
				4.1.3 The Board of Directors proposes that incumbent member of the Board Ulrich W. Suter be re-elected For a further three-year term of office			Yes
				4.2 The Board of Directors proposes that Frits van Dijk be elected to the Board of Directors For the first time For a three-year term of office. Frits van Dijk was Executive Vice President and Member of Executive Board of Nestle with responsibility For Asia, Oceania, Africa and Middle East			Yes
				4.3 The Board of Directors proposes that Ernst &Young AG be elected as statutory auditors For the 2012 financial year			Yes
				5. Varia			Against

ZEH	CH0132557338	Zehnder Group AG	4/24/2012		I	Yes		For
				1. Approval of the annual report 2011			Yes
				2. Discharge to the board of directors			Yes
				3. Appropriation of retained earnings			Yes
				4. Repayment of par value and reduction of share capital			Yes
				5. Change of articles of association due to the resolution under item 4 on the agenda			Yes
				6. Re-election of Dr. Peter Wiesendanger as board of directors			Yes
				7. Election of the auditors: KPMG Ag, Basel			Yes

Food and Beverages
LISN	CH0010570759	Lindt & Spruengli	4/26/2012		I	Yes		For
				1. Approval of the annual report, the annual accounts and the consolidated accounts 2011			Yes
				2. Discharge to the board of directors			Yes
				3.1 Appropriation of balance sheet profit			Yes
				3.2 Conversion of reserves and dividend distribution			Yes
				4.1 Re-election to the board of directors: Mrs. Elisabeth Guertler			Yes
				4.2 Re-election to the board of directors: Mr. Franz Peter Oesch			Yes
				5. Re-election of the auditors PricewaterhouseCoopers AG, Zurich			Yes
				6. Reduction of the stock and participation capital			Yes
				7. Ad-Hoc			Against

NESN	CH0038863350	Nestle SA	4/19/2012		I	Yes		For
				1.1 Approval of the annual report, the financial statements of Nestle S.A. and the consolidated financial statements of the Nestle Group For 2011			Yes
				1.2 Acceptance of the compensation report 2011(advisory vote)			Yes
				2. Release of the members of the board of directors and of the management			Yes
				3. Appropriation of profits resulting from the balance sheet of Nestle S.A. (proposed dividend) For the financial year 2011			Yes
				4.1 Re-election to the board of directors of Mr. Daniel Borel			Yes
				4.2 Election to the board of directors of Mr. Henri De Castries			Yes
				4.3 Re-election of the statutory auditors KPMG SA, Geneva Branch			Yes
				5. Capital reduction (by cancellation of shares)			Yes
				6. In the event of a new or modified proposal by a shareholder during the General Meeting, I instruct the independent representative to vote in favour of the proposal of the Board of Directors			Against

Industrial Goods and Services
ABBN	CH0012221716	ABB Ltd	4/26/2012		I	Yes		For
				2.1 Approval of the annual report, the consolidated financial statements, and the annual financial statements For 2011			Yes
				2.2 Consultative vote on the 2011 remuneration report			Yes
				3. Discharge of the Board of Directors and the persons entrusted with management			Yes
				4. Appropriation of available earnings and distribution of capital contribution reserve			Yes
				5.1 Re-election to the Board of Directors: Roger Agnelli, Brazilian			Yes
				5.2 Re-election to the Board of Directors: Louis R. Hughes, American			Yes
				5.3 Re-election to the Board of Directors: Hans Ulrich Marki, Swiss			Yes
				5.4 Re-election to the Board of Directors: Michel de Rosen, French			Yes
				5.5 Re-election to the Board of Directors: Michael Treschow, Swedish			Yes
				5.6 Re-election to the Board of Directors: Jacob Wallenberg, Swedish			Yes
				5.7 Re-election to the Board of Directors: Ying Yeh, Chinese			Yes
				5.8 Re-election to the Board of Directors: Hubertus von Grunberg, German			Yes
				6. The Board of Directors proposes that Ernst & Young AG be re-elected as auditors For fiscal year 2012			Yes
				7. Ad-Hoc			Against

BUCN	CH0002432174	Bucher Industries AG	4/12/2012		I	Yes		For
				1.1 To approve the annual report and the consolidated and statutory financial statements For 2011			Yes
				1.2 To acknowledge the 2011 remuneration report			Yes
				2. To ratify the acts of the board of directors and group management For the 2011 financial year			Yes
				3. To approve the appropriation of retained earnings			Yes
				4. To approve the reduction of capital through cancellation of shares			Yes
				5.1 Re-election of Claude R. Cornaz as a board of director			Yes
				5.2 Re-election of Heinrich Spoerry as a board of director			Yes
				6. To appoint the auditors/PricewaterhouseCoopers AG, Zurich			Yes
				7. Ad-Hoc			Against

BCHN	CH0025536027	Burckhardt Compression Holding	7/2/2011		I	Yes		For
				1. Welcoming and statements to the general meeting			Yes
				2.1 Approval of the annual report 2010			Yes
				2.2 Approval of the compensation reports. (Consultative election)			Yes
				3. Appropriation of the balance sheet Profit			Yes
				4. Release of the board of directors and of the management			Yes
				5. Renewal of the approved capital			Yes
				6. Election of the auditors PricewaterhouseCoopers			Yes
				7. Ad-Hoc			ABSTAIN

BCHN	CH0025536027	Burckhardt Compression Holding	6/29/2012		I	Yes		For
				2.1 Approval of the annual report 2011			Yes
				2.2 Approval of the compensation report			Yes
				3. Appropriation of retained earnings			Yes
				4. Discharge of the board of directors and the executive board			Yes
				5.1 The Board of Directors proposes that Urs Fankhauser, Swiss, member of the Board of Directors since 2006, be re-elected to the Board For the period from 2012-2015			Yes
				5.2 The Board of Directors proposes that Urs Leinhauser, Swiss, member of the Board of Directors since 2006, be re-elected to the Board For the period from 2012-2015			Yes
				5.3 The Board of Directors proposes that Dr. Monika Krusi Schadle, Swiss/Italian, be elected to the Board For the period from 2012-2014			Yes
				6. The Board of Directors proposes that PricewaterhouseCoopers AG be reappointed as the statutory auditor For the fiscal year 2012			Yes
				7. Ad-Hoc			ABSTAIN

FI/N	CH0001752309	Georg Fischer AG	3/21/2012		I	Yes		For
				2.1 Annual Report, Financial Statements, and Consolidated Financial Statements For 2011			Yes
				2.2 Advisory vote on the Compensation Report For 2011			Yes
				3.1 Appropriation of retained earnings			Yes
				3.2 Appropriation of capital contribution reserves (dividend from capital contribution reserves)			Yes
				4. Discharge of the Board of Directors and the Executive Committee			Yes
				5.1 Amendment to the Articles of Association: Deletion of the possibility of granting exceptions			Yes
				5.2 Amendment to the Articles of Association: Reduction of Board members’ term of office to three years			Yes

KABN	CH0011795959	Kaba Holding AG	10/25/2011		I	Yes		For
				1. Approval of the Annual Report For 2010/2011			Yes
				2.1 Appropriation of Retained Earnings			Yes
				2.2 Conversion and Distribution of Reserves from Capital Contributions free of Withholding Tax			Yes
				3. Ratification of acts of the Board of Directors and of the Management			Yes
				4.1 Election to the Board of Directors : The Board of Directors proposes the re-election of Ulrich Graf For a further term of three years			Yes
				4.2 Election to the Board of Directors : The Board of Directors proposes the election of Thomas Pleines For a first term of three years			Yes
				5. The Board of Directors proposes the re-election of PricewaterhouseCoopers AG, Zurich, as statutory auditors For a further term of one year			Yes

KNIN	CH0025238863	Kuehne & Nagel International AG	5/8/2012		I	Yes		For
				1. Approval of the annual report, the business report and the consolidated financial statements For the business year 2011			Yes
				2. Resolution Regarding the Appropriation of the Balance Sheet Profit			Yes
				3. Discharge of the members of the Board of Directors and the members of the Management Board			Yes
				4.1 The Board of Directors proposes to re-elect Dr. Renato Fassbind For a new tenure of one year to the Board of Directors			Yes
				4.2 The Board of Directors proposes to re-elect Juergen Fitschen For a new tenure of one year to the Board of Directors			Yes
				4.3 The Board of Directors proposes to re-elect Karl Gernandt For a new tenure of one year to the Board of Directors			Yes
				4.4 The Board of Directors proposes to re-elect Hans-Joerg Hager For a new tenure of one year to the Board of Directors			Yes
				4.5 The Board of Directors proposes to re-elect Klaus-Michael Kuehne For a new tenure of one year to the Board of Directors			Yes
				4.6 The Board of Directors proposes to re-elect Hans Lerch For a new tenure of one year to the Board of Directors			Yes
				4.7 The Board of Directors proposes to re-elect Dr. Thomas Staehelin For a new tenure of one year to the Board of Directors			Yes
				4.8 The Board of Directors proposes to re-elect Dr. Joerg Wolle For a new tenure of one year to the Board of Directors			Yes
				4.9 The Board of Directors proposes to re-elect Bernd Wrede For a new tenure of one year to the Board of Directors			Yes
				5. The Board of Directors proposes to re-elect KPMG AG, Zurich, as auditors For the business year 2012			Yes
				6.1 The Board of Directors proposes to maintain the authorized share capital by renewing article 3.3 of the Articles of Association as specified			Yes
				6.2 The Board of Directors proposes to add the following new article 3.5 to the Articles of Association as specified			Yes
				6.3 The Board of Directors proposes to amend article 4 of the Articles of Association as specified			Yes
				6.4 The Board of Directors proposes article 17.4 of the Articles of Association to be reworded as specified			Yes
				6.5 The Board of Directors proposes deletion of Article 24 of the Articles of Association			Yes

SGSN	CH0002497458	SGS SA	3/12/2012		I	Yes		For
				1. Approval of the 2011 annual report and accounts of SGS SA and of the consolidated accounts of the SGS Group			Yes
				2. Approval of the Group 2011 report on remuneration (corporate governance)			Yes
				3. Release of the members of the Board of Directors and of the Management			Yes
				4. Decision on the appropriation of profits resulting from the balance sheet of SGS SA as specified			Yes
				5. Re-election of Deloitte SA, Geneva, as Auditors of SGS SA and Group Auditors For the year 2012			Yes

Insurance
SREN	CH0126881561	Swiss Re	4/13/2012		I	Yes		For
				1.1 Annual Report, annual and consolidated financial statements For the 2011 financial year :Consultative vote on the compensation report			Yes
				1.2 Annual Report, annual and consolidated financial statements For the 2011 financial year: Approval of the Annual Report, annual and consolidated financial statements For the 2011 financial year			Yes
				2. Allocation of disposable profit			Yes
				3. Withholding tax exempt repayment of legal reserves from capital contributions of CHF 3.00per registered share and a prior reclassification into other reserves			Yes
				4. Discharge of the members of the Board of Directors			Yes
				5.1.1 Election of Board of Directors: Re-election of Jakob Baer			Yes
				5.1.2 Election of Board of Directors: Re-election of John R. Coomber			Yes
				5.1.3 Election of Board of Directors: Election of C. Robert Henrikson			Yes
				5.2 Re-election of the Auditor: PricewaterhouseCoopers Ltd (PwC), Zurich			Yes

ZURN	CH0011075394	Zurich Financial Services AG	3/29/2012		I	Yes		For
				1.1 Approval of the annual report, the annual financial statements and the consolidated financial statements For 2011			Yes
				1.2 Advisory vote on the remuneration system according to the remuneration report			Yes
				2.1 Appropriation of available earnings For 2011			Yes
				2.2 Approve transfer of CHF 2.5 Billion from capital contribution reserves to free reserves and dividend of CHF 17.00 per share			Yes
				3. Discharge of members of the board of directors and of the group executive committee			Yes
				4. Extend duration of existing CHF 1 million pool of capital without preemptive rights			Yes
				5.1 Further changes to the articles of incorporation: change of company name to Zurich Insurance Group AG			Yes
				5.2 Further changes to the articles of incorporation: change of purpose (article 4)			Yes
				6.1.1 Election of the board of director: Ms. Alison Carnwath			Yes
				6.1.2 Election of the board of director: Mr. Rafael Del Pino			Yes
				6.1.3 Re-election of the board of director: Mr. Josef Ackermann			Yes
				6.1.4 Re-election of the board of director: Mr. Thomas Escher			Yes
				6.1.5 Re-election of the board of director: Mr. Don Nicolaisen			Yes
				6.2 Re-election of auditors: PricewaterhouseCoopers Ltd, Zurich			Yes
				7. Ad-Hoc			Against

Energy
RIG	CH0048265513	Transocean Ltd	5/18/2012		I	Yes		For
				1. Approval of the 2011 annual report, including the consolidated financial statements of Transocean Ltd. For fiscal year 2011 and the statutory financial statements of Transocean Ltd. For fiscal year 2011			Yes
				2. Appropriation of the available earnings For fiscal year 2011			Yes
				3.1.1 Election of Mr. Glyn Barker as a Director			Yes
				3.1.2 Election of Mrs. Vanessa C.L. Chang as a Director			Yes
				3.1.3 Election of Mr. Chad Deaton as a Director			Yes
				3.2.1 Re-election of Mr. Edward R. Muller as a Director			Yes
				3.2.2 Re-election of Mr. Tan Ek Kia as a Director			Yes
				4. Appointment of Ernst and Young LLP as the company’s independent registered public accounting firm For fiscal year 2012 and reelection of Ernst and Young Ltd., Zurich, as the company’s auditor For a further one-year term			Yes
				5. Advisory vote on executive compensation			Yes

WFT	CH0038838394	WeatherFord International Ltd	5/23/2012		I	Yes		For
				1. Accept Financial Statements and Statutory Reports			Yes
				2. Approve Discharge of Board and Senior Management			Yes
				3.1 Re-elect Bernard J. Duroc Danner as Director			Yes
				3.2 Re-elect Samuel W. Bodman, III as Director			Yes
				3.3 Re-elect Nicholas F. Brady as Director			Yes
				3.4 Re-elect David J. Butters as Director			Yes
				3.5 Re-elect William E. Macaulay as Director			Yes
				3.6 Re-elect Robert K. Moses, Jr. as Director			Yes
				3.7 Re-elect Guillermo Ortiz as Director			Yes
				3.8 Re-elect Emyr Jones Parry as Director			Yes
				3.9 Re-elect Robert A. Rayne as Director			Yes
				4. Ratify the appointment of Ernst & Young LLP as Independent Registered Public Accounting Firm For year ending December 31, 2012 and the re-election of Ernst & Young Ltd, Zurich as Statutory Auditor For year ending December 31, 2012			Yes
				5. Authorize Capital Increase For Future Acquisitions			Yes
				6. Amend Omnibus Stock Plan			Yes
				7. Advisory Vote to Ratify Named Executive Officers’ Compensation			Yes

Personal and Household Goods
CFR	CH0045039655	Cie Financiere Richemont SA	9/9/2011		I	Yes		For
				1.1 The Board of Directors proposes that the General Meeting, having taken note of the reports of the auditors, approve the consolidated financial statements of the Group, the financial statements of the Company and the directors’ report For the\business year ended 31 March, 2011			Yes
				1.2 The Board of Directors proposes that the 2011 compensation report as per pages 46 to 51 of the Annual Report and Accounts 2011 be ratified(non-binding consultative vote)			Yes
				2. Appropriation of profits: At 31 March 2011, the retained earnings available For distribution amounted to CHF 1 840 684 549. The Board of Directors proposes that a dividend of CHF 0.45 be paid per Richemont share. This is equivalent to CHF 0.450 per ‘A’ bearer share in the Company and CHF 0.045 per ‘B’ registered share in the Company. This represents a total dividend payable of CHF 258 390 000, subject to a waiver by Richemont Employee Benefits Limited, a wholly owned subsidiary, of its entitlement to receive dividends on an estimated 28 million Richemont ‘A’ shares held in treasury. The Board of Directors proposes that the remaining available retained earnings of the Company at 31 March, 2011 after payment of the dividend be carried Forward to the following business year			Yes
				3. Discharge of the Board of Directors: The Board of Directors proposes that its members be discharged from their obligations in respect of the business year ended 31 March 2011			Yes
				4.1 To re-elect Johann Rupert as a board of director to serve For a term of one year			Yes
				4.2 To re-elect Dr Franco Cologni as a board of director to serve For a term of one year			Yes
				4.3 To re-elect Lord Douro as a board of director to serve For a term of one year			Yes
				4.4 To re-elect Yves-Andre Istel as a board of director to serve For a term of one year			Yes
				4.5 To re-elect Richard Lepeu as a board of director to serve For a term of one year			Yes
				4.6 To re-elect Ruggero Magnoni as a board of director to serve For a term of one year			Yes
				4.7 To re-elect Josua Malherbe as a board of director to serve For a term of one year			Yes
				4.8 To re-elect Simon Murray as a board of director to serve For a term of one year			Yes
				4.9 To re-elect Dr Frederick Mostert as a board of director to serve For a term of one year			Yes
				4.10 To re-elect Alain Dominique Perrin as a board of director to serve For a term of one year			Yes
				4.11 To re-elect Guillaume Pictet as a board of director to serve For a term of one year			Yes
				4.12 To re-elect Norbert Platt as a board of director to serve For a term of one year			Yes
				4.13 To re-elect Alan Quasha as a board of director to serve For a term of one year			Yes
				4.14 To re-elect Lord Renwick of Clifton as a board of director to serve For a term of one year			Yes
				4.15 To re-elect Dominique Rochat as a board of director to serve For a term of one year			Yes
				4.16 To re-elect Jan Rupert as a board of director to serve For a term of one year			Yes
				4.17 To re-elect Gary Saage as a board of director to serve For a term of one year			Yes
				4.18 To re-elect Jurgen Schrempp as a board of director to serve For a term of one year			Yes
				4.19 To re-elect Martha Wikstrom as a board of director to serve For a term of one year			Yes
				4.20 The Board further proposes that Maria Ramos be elected to the Board For a term of one year: her biographical details are to be found on page 40 of the Annual Report and Accounts 2011			Yes
				5. The Board of Directors proposes that PricewaterhouseCoopers be reappointed For a further term of one year as auditors of the company			Yes

UHR	CH0012255151	The Swatch Group	5/16/2012		I	Yes		For
				1. Annual report 2011: 2011 annual report of the board of directors, 2011 financial statements(balance sheet, income statement and notes) and 2011 consolidated financial statements, statutory auditor’s report, approval of the reports and the financial statements			Yes
				2. Discharge of the board of directors			Yes
				3. Resolution For the appropriation of the net income			Yes
				4. Nomination of the statutory auditors/PricewaterhouseCoopers LTD			Yes
				5. Ad-Hoc			Against

Pharmaceuticals
NOVN	CH0012005267	Novartis	2/23/2012		I	Yes		For
				1.1 Approval of the annual report, the financial statements of Novartis AG and the group consolidated financial statements For the business year 2011			Yes
				1.2 Discharge from liability of the members of the board of directors and the Executive Committee			Yes
				1.3 Appropriation of available earnings of Novartis AG and declaration of dividend: Balance brought Forward: NIL; Net income of 2011: CHF 5,370,749,043; Partial use of free reserves: CHF 477,787,917; Available earnings at the disposal of the AGM: CHF 5,848,536,960; The Board of Directors proposed appropriation of available earnings as follows: Gross dividend of CHF 2.25 per dividend bearing share of CHF 0.50 nominal value: CHF -5,848,536,960; Balance to be carried Forward: NIL			Yes
				1.4 Reduction of share capital			Yes
				1.5.1.1 Re-election of William Brody, M.D., PH.D.			Yes
				1.5.1.2 Re-election of Srikant Datar, PH.D.			Yes
				1.5.1.3 Re-election of Andreas Von Planta, PH.D.			Yes
				1.5.1.4 Re-election of Dr. Ing. Wendelin Wiedeking			Yes
				1.5.1.5 Re-election of Rolf M. Zinkernagel, M.D.			Yes
				1.5.2 New-election of Dimitri Azar, M.D.1.6 Appointment of the auditor, PricewaterhouseCoopers AG			Yes
				2. If shareholders at the annual general meeting propose additional and/or counter-proposals, I/we instruct the Independent Proxy to vote according to the proposal of the Board of Directors			ABSTAIN

ROG	CH0012032048	Roche Holding	3/6/2012		I	NO		N/A

Retail
DUFN	CH0023405456	Dufry Group	5/2/2012		I	Yes		For
				1. Approval of the Annual Report, the Consolidated Financial Statements and the Annual Financial Statements 2011			Yes
				2. Appropriation of Available Earnings			Yes
				3. Discharge of the Board of Directors and the Persons entrusted with Management			Yes
				4. Election of the Auditors: Ernst And Young Ltd.			Yes
				5. Creation of Additional Conditional Share Capital			Yes
				6. Creation of Authorized Share Capital			Yes

GALN	CH0015536466	Galenica AG	5/3/2012		I	Yes		For
				1. Approval of annual report, annual financial statement 2011 of Galenica Ltd and financial statements of the Galenica Group For 2011, reports of the auditors			Yes
				2. Compensation report			Yes
				3. Discharge of the board of directors and the corporate executive committee			Yes
				4. Allocation of available earnings For 2011			Yes
				5.1 Amendment of the article 3a, paragraph 1 of the articles of incorporation (authorised share capital)			Yes
				5.2 Amendment of the article 17, paragraph 1 of the articles of incorporation (composition, election and term of office)			Yes
				6.1.1 Re-election of Daniela Bosshardt-Hengartner			Yes
				6.1.2 Re-election of Stefano Pessina			Yes
				6.2 Election of Fritz Hirsbrunner			Yes
				6.3 Re-election of the auditors Ernst and Young AG, Bern			Yes
				7. Ad-Hoc			Against

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Swiss Helvetia Fund, Inc.

By:	/s/ Rudolf Millisits
Rudolf Millisits, Chief Executive Officer

Date   August 17, 2012